Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of accumulated other comprehensive loss	Accumulated other comprehensive loss

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016

Actuarial loss relating to pension	(4.8)	(2.1)
Total accumulated other comprehensive loss	(4.8)	(2.1)